Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of increases or decreases in the carrying amount of redeemable common stock
Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	$(14,490,000)
Class A common stock issuance costs	$(11,513,057)
Plus:
Remeasurement adjustment on redeemable common stock	$26,003,057
Class A common stock subject to possible redemption	$230,000,000

Schedule of basic and diluted net loss per common share
	Year Ended December 31, 2021		For the Period From September 15, 2020 (Inception) Through December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common share
Numerator:
Allocation of net loss, as adjusted	$(1,067,334)	$(274,044)	$—	$(4,251)
Denominator:
Basic and diluted weighted average common shares outstanding	22,306,849	5,727,397	—	5,000,000
Basic and diluted net loss per common share	$(0.05)	$(0.05)	$—	$(0.00)

Manscaped Holdings, LLC [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of total revenue by geographic location
	Years Ended December 31,
	2021	2020
United States	$231,738	$182,188
International	65,501	28,471
Total revenue	$297,239	$210,659

Schedule of revenue disaggregation
	Years ended December 31,
	2021	2020
Direct-to-Consumer	$195,060	$152,682
Marketplace	66,510	38,762
Retail	35,669	19,215
	$297,239	$210,659